UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/06

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    TowerView LLC
                                 Address: 500 PARK AVENUE
                                          NY, NY 10022

                                 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: ROBERT M. BURNAT
Title:
Phone: 212-935-6655

Signature,                               Place,             and Date of Signing:

/s/ Robert M. Burnat                     New York, NY           10/18/2006
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  255,719,000

List of Other Included Managers:         NONE

FORM 13F INFORMATION TABLE

                                           TITLE
                                             OF                 VALUE      SHARES/  SH/   PUT/  INVSTMT   OTHER    VOTING AUTHORITY
    NAME OF ISSUER                         CLASS    CUSIP      (x$1000)    PRN AMT  PRN   CALL  DSCRETN  MANAGERS  SOLE  SHARED NONE
-----------------------                    -----  ---------    --------    -------  ---   ----  -------  --------  ----  ------ ----
AMERICAN GREETINGS CORPORATION CMN CLASS A  COM   026375105   67,989,000  2,940,700  SH           Sole     None    Sole
AMERIVEST PPTYS INC DEL CMN                 COM   03071L101    1,127,000    230,000  SH           Sole     None    Sole
ARAMARK CORPORATION CMN CLASS B             COM   038521100   17,744,000    540,000  SH           Sole     None    Sole
ART TECHNOLOGY GROUP INC CMN                COM   04289L107      368,000    143,900  SH           Sole     None    Sole
ASHLAND INC. CMN                            COM   044209104    3,827,000     60,000  SH           Sole     None    Sole
BOSTON SCIENTIFIC CORP. COMMON STOCK        COM   101137107    2,219,000    150,000  SH           Sole     None    Sole
CAPITAL PROPERTIES INC CMN CLASS A          COM   140430109    3,397,000    141,600  SH           Sole     None    Sole
CASCADE NATURAL GAS CORP CMN                COM   147339105    3,867,000    148,200  SH           Sole     None    Sole
COMPUTER SCIENCES CORP CMN                  COM   205363104    7,859,000    160,000  SH           Sole     None    Sole
CONOCOPHILLIPS CMN                          COM   20825C104    2,977,000     50,000  SH           Sole     None    Sole
COX RADIO INC CL-A CMN CLASS A              COM   224051102    2,560,000    166,800  SH           Sole     None    Sole
DOW-JONES & CO INC CMN                      COM   260561105   14,590,000    435,000  SH           Sole     None    Sole
EMMIS COMMUNICATIONS CORP CL-A CLASS A      COM   291525103    6,498,000    530,000  SH           Sole     None    Sole
EXACTECH INC CMN                            COM   30064E109      799,000     58,500  SH           Sole     None    Sole
FARMERS BROTHERS CO CMN                     COM   307675108      325,000     15,830  SH           Sole     None    Sole
FINISH LINE INC CL-A CMN CLASS A            COM   317923100      442,000     35,000  SH           Sole     None    Sole
FISHER COMMUNICATIONS INC CMN               COM   337756209   23,806,000    572,940  SH           Sole     None    Sole
GRIFFIN LAND & NURSERIES CMN                COM   398231100    2,880,000     93,912  SH           Sole     None    Sole
GYRODYNE CO AMER CMN                        COM   403820103      431,000      9,003  SH           Sole     None    Sole
HASBRO INC CMN                              COM   418056107    5,233,000    230,000  SH           Sole     None    Sole
HOUSTON EXPLORATION COMPANY CMN             COM   442120101      552,000     10,000  SH           Sole     None    Sole
I-MANY INC CMN                              COM   44973Q103    5,000,000  2,500,000  SH           Sole     None    Sole
IMAX CORPORATION CMN                        COM   45245E109      978,000    200,000  SH           Sole     None    Sole
JOHNSON OUTDOORS INC CMN CLASS A            COM   479167108   14,351,000    830,000  SH           Sole     None    Sole
LAWSON PRODUCTS INC CMN                     COM   520776105    5,064,000    120,801  SH           Sole     None    Sole
LAWSON SOFTWARE, INC. CMN                   COM   52078P102    3,081,000    425,000  SH           Sole     None    Sole
ORTHOVITA INC CMN                           COM   68750U102    2,395,000    686,300  SH           Sole     None    Sole
OSTEOTECH INC CMN                           COM   688582105    2,125,000    519,582  SH           Sole     None    Sole
PENNICHUCK CORP (NEW) CMN                   COM   708254206       26,000      1,400  SH           Sole     None    Sole
PIONEER NATURAL RESOURCES CO CMN            COM   723787107   10,778,000    275,500  SH           Sole     None    Sole
REALNETWORKS, INC. COMMON STOCK             COM   75605L104      424,000     40,000  SH           Sole     None    Sole
REGENERATION TECH INC DEL CMN               COM   75886N100    2,753,000    392,171  SH           Sole     None    Sole
SABA SOFTWARE INC CMN                       COM   784932600      152,000     28,900  SH           Sole     None    Sole
SAGA COMMUNICATION INC. CL-A CMN CLASS A    COM   786598102    5,940,000    767,500  SH           Sole     None    Sole
SAKS INCORPORATED CMN                       COM   79377W108   15,379,000    890,000  SH           Sole     None    Sole
SUN-TIMES MEDIA GROUP INC CMN               COM   86688Q100    4,952,000    752,600  SH           Sole     None    Sole
TD BANKNORTH INC CMN                        COM   87235A101    7,220,000    250,000  SH           Sole     None    Sole
TECUMSEH PRODUCTS CO CLASS B                COM   878895101      113,000      7,500  SH           Sole     None    Sole
UNIVISION COMMUNICATIONS, INC. CLASS A      COM   914906102    5,494,000    160,000  SH           Sole     None    Sole
CALL/VZ(VZAI) @ 45 EXP01/20/2007            CALL  92343V104        4,000        500  SH           Sole     None    Sole